Employee Benifits - Summary of Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2021 CAD ($)
Pension plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	$ 1,626
Decrease in assumption	90
Pension plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	82
Increase in assumption	5
Pension plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	182
Increase in assumption	10
Pension plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Pension plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	4
Other benefit plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	177
Decrease in assumption	4
Other benefit plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1
Other benefit plans [member] | 1% Actuarial Assumption of Medical Cost Trend Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	120
Decrease in assumption	(98)
Increase in assumption	12
Decrease in assumption	(9)
Other benefit plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	22
Increase in assumption	1
Other benefit plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	4
Other benefit plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 4